Net Loss per Share - Schedule of earning per shares basic and diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,753,352)	$ (268,713)	¥ (601,455)	¥ (209,295)
Net loss/(income) attributable to noncontrolling interests	563	86	(48)	385
Accretions of convertible redeemable preferred shares to redemption value | ¥			(35,893)	(30,311)
Net loss attributable to ordinary shareholders of the Company	¥ (1,752,789)	$ (268,627)	¥ (637,396)	¥ (239,221)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	112,864,452	112,864,452	95,445,982	85,346,790
Weighted average number of ordinary shares/ADSs outstanding, diluted	112,864,452	112,864,452	95,445,982	85,346,790
Net loss per share/ADS, basic | (per share)	¥ (15.53)	$ (2.38)	¥ (6.68)	¥ (2.80)
Net loss per share/ADS, diluted | (per share)	¥ (15.53)	$ (2.38)	¥ (6.68)	¥ (2.80)